                                 STAG PROTECTOR
                        VARIABLE UNIVERSAL LIFE INSURANCE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
  SUPPLEMENT DATED FEBRUARY 29, 2000 TO THE PROSPECTUS DATED NOVEMBER 1, 1999

As of March 6, 2000 in the "Fee Tables" section, in the "Annual Charges Other Than Fund Operating Expenses" table, in the "Cost of Insurance Charges row, under the "Amount Deducted" column, in the third sentence, the minimum monthly cost of insurance rate of $.0143 per 1,000 of the maximum monthly cost of insurance range should be replaced with a minimum monthly cost of insurance rate of $.0567 per 1,000.

The three "Illustration of the Death Benefit" tables in the "Illustration of Benefits" section of the Statement of Additional Information should be replaced with the following three tables:

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                           DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)


                                      ---------------------------------------------------------------------------------------------
                                      CURRENT CHARGES*                                GUARANTEED CHARGES**

-----------------------------------------------------------------------------------------------------------------------------------
   End of            Premiums         Account   Cash Surrender      Death Benefit     Account Value        Cash       Death Benefit
Contract Year     Accumulated at      Values        Value                                                Surrender
                   5% Interest                                                                             Value
                    Per Year
-----------------------------------------------------------------------------------------------------------------------------------
    1               1,969              1,153             0              250,000             1,121              -           250,000
-----------------------------------------------------------------------------------------------------------------------------------
    2               4,036              2,493           523              250,000             2,045             75           250,000
-----------------------------------------------------------------------------------------------------------------------------------
    3               6,206              3,972         2,097              250,000             3,037          1,162           250,000
-----------------------------------------------------------------------------------------------------------------------------------
    4               8,486              5,602         4,477              250,000             4,100          2,975           250,000
-----------------------------------------------------------------------------------------------------------------------------------
    5              10,879              7,403         6,465              250,000             5,241          4,304           250,000
-----------------------------------------------------------------------------------------------------------------------------------
    6              13,391              9,387         8,637              250,000             6,461          5,711           250,000
-----------------------------------------------------------------------------------------------------------------------------------
    7              16,030             11,574        11,011              250,000             7,765          7,203           250,000
-----------------------------------------------------------------------------------------------------------------------------------
    8              18,800             13,982        13,607              250,000             9,161          8,786           250,000
-----------------------------------------------------------------------------------------------------------------------------------
    9              21,709             16,639        16,452              250,000            10,654         10,467           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   10              24,763             19,554        19,554              250,000            12,251         12,251           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   11              27,970             23,323        23,323              250,000            14,452         14,452           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   12              31,337             27,481        27,481              250,000            16,829         16,829           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   13              34,872             32,066        32,066              250,000            19,398         19,398           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   14              38,585             37,125        37,125              250,000            22,173         22,173           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   15              42,483             42,709        42,709              250,000            25,174         25,174           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   16              46,576             48,873        48,873              250,000            28,417         28,417           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   17              50,873             55,688        55,688              250,000            31,916         31,916           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   18              55,386             63,222        63,222              250,000            35,690         35,690           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   19              60,124             71,556        71,556              250,000            39,755         39,755           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   20              65,099             80,784        80,784              250,000            44,136         44,136           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   25              93,963            144,365       144,365              250,000            72,160         72,160           250,000
-----------------------------------------------------------------------------------------------------------------------------------
   30             130,801            252,223       252,223              307,711           114,571        114,571           250,000
-----------------------------------------------------------------------------------------------------------------------------------


* These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
** These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

     These values reflect Current Front-End Sales Loads of 8% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 8% in policy years 1 through 20 and 6% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

     The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

     THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR OF LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                           DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)


                            ------------------------------------------------------------------------------------------------------
                            CURRENT CHARGES*                                          GUARANTEED CHARGES**

----------------------------------------------------------------------------------------------------------------------------------
 End of       Premiums      Account        Cash Surrender      Death Benefit          Account Value       Cash        Death Benefit
Contract    Accumulated at   Values             Value                                                   Surrender
  Year       5% Interest                                                                                  Value
             Per Year
----------------------------------------------------------------------------------------------------------------------------------
   1           1,969         1,073                  0              250,000                 1,042              -            250,000
----------------------------------------------------------------------------------------------------------------------------------
   2           4,036         2,258                288              250,000                 1,827              -            250,000
----------------------------------------------------------------------------------------------------------------------------------
   3           6,206         3,494              1,619              250,000                 2,618            743           250,000
----------------------------------------------------------------------------------------------------------------------------------
   4           8,486         4,783              3,658              250,000                 3,414          2,289           250,000
----------------------------------------------------------------------------------------------------------------------------------
   5          10,879         6,129              5,191              250,000                 4,212          3,274           250,000
----------------------------------------------------------------------------------------------------------------------------------
   6          13,391         7,531              6,781              250,000                 5,005          4,255           250,000
----------------------------------------------------------------------------------------------------------------------------------
   7          16,030         8,990              8,428              250,000                 5,791          5,228           250,000
----------------------------------------------------------------------------------------------------------------------------------
   8          18,800        10,508             10,133              250,000                 6,567          6,192           250,000
----------------------------------------------------------------------------------------------------------------------------------
   9          21,709        12,090             11,903              250,000                 7,327          7,140           250,000
----------------------------------------------------------------------------------------------------------------------------------
  10          24,763        13,722             13,722              250,000                 8,068          8,068           250,000
----------------------------------------------------------------------------------------------------------------------------------
  11          27,970        15,925             15,925              250,000                 9,251          9,251           250,000
----------------------------------------------------------------------------------------------------------------------------------
  12          31,337        18,211             18,211              250,000                10,426         10,426           250,000
----------------------------------------------------------------------------------------------------------------------------------
  13          34,872        20,578             20,578              250,000                11,588         11,588           250,000
----------------------------------------------------------------------------------------------------------------------------------
  14          38,585        23,028             23,028              250,000                12,729         12,729           250,000
----------------------------------------------------------------------------------------------------------------------------------
  15          42,483        25,563             25,563              250,000                13,843         13,843           250,000
----------------------------------------------------------------------------------------------------------------------------------
  16          46,576        28,182             28,182              250,000                14,917         14,917           250,000
----------------------------------------------------------------------------------------------------------------------------------
  17          50,873        30,893             30,893              250,000                15,935         15,935           250,000
----------------------------------------------------------------------------------------------------------------------------------
  18          55,386        33,695             33,695              250,000                16,877         16,877           250,000
----------------------------------------------------------------------------------------------------------------------------------
  19          60,124        36,590             36,590              250,000                17,723         17,723           250,000
----------------------------------------------------------------------------------------------------------------------------------
  20          65,099        39,580             39,580              250,000                18,452         18,452           250,000
----------------------------------------------------------------------------------------------------------------------------------
  25          93,963        55,997             55,997              250,000                19,679         19,679           250,000
----------------------------------------------------------------------------------------------------------------------------------
  30         130,801        74,695             74,695              250,000                12,775         12,775           250,000
----------------------------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
** These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

     These values reflect Current Front-End Sales Loads of 8% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 8% in policy years 1 through 20 and 6% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

     The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

     THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR OF LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                           DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.71% NET)


                            ------------------------------------------------------------------------------------------------------
                            CURRENT CHARGES*                                          GUARANTEED CHARGES**
----------------------------------------------------------------------------------------------------------------------------------
 End of       Premiums      Account         Cash Surrender      Death Benefit         Account Value         Cash     Death Benefit
Contract    Accumulated     Values              Value                                                    Surrender
  Year     at 5% Interest                                                                                  Value
             Per Year
----------------------------------------------------------------------------------------------------------------------------------
   1           1,969           994                  0              250,000                   964              0           250,000
----------------------------------------------------------------------------------------------------------------------------------
   2           4,036         2,033                 63              250,000                 1,619              0           250,000
----------------------------------------------------------------------------------------------------------------------------------
   3           6,206         3,055              1,180              250,000                 2,237            361           250,000
----------------------------------------------------------------------------------------------------------------------------------
   4           8,486         4,059              2,934              250,000                 2,814          1,689           250,000
----------------------------------------------------------------------------------------------------------------------------------
   5          10,879         5,047              4,110              250,000                 3,350          2,413           250,000
----------------------------------------------------------------------------------------------------------------------------------
   6          13,391         6,016              5,266              250,000                 3,839          3,089           250,000
----------------------------------------------------------------------------------------------------------------------------------
   7          16,030         6,965              6,403              250,000                 4,277          3,715           250,000
----------------------------------------------------------------------------------------------------------------------------------
   8          18,800         7,893              7,518              250,000                 4,664          4,289           250,000
----------------------------------------------------------------------------------------------------------------------------------
   9          21,709         8,803              8,615              250,000                 4,995          4,808           250,000
----------------------------------------------------------------------------------------------------------------------------------
  10          24,763         9,678              9,678              250,000                 5,267          5,267           250,000
----------------------------------------------------------------------------------------------------------------------------------
  11          27,970        10,999             10,999              250,000                 5,921          5,921           250,000
----------------------------------------------------------------------------------------------------------------------------------
  12          31,337        12,279             12,279              250,000                 6,502          6,502           250,000
----------------------------------------------------------------------------------------------------------------------------------
  13          34,872        13,511             13,511              250,000                 7,005          7,005           250,000
----------------------------------------------------------------------------------------------------------------------------------
  14          38,585        14,693             14,693              250,000                 7,425          7,425           250,000
----------------------------------------------------------------------------------------------------------------------------------
  15          42,483        15,824             15,824              250,000                 7,756          7,756           250,000
----------------------------------------------------------------------------------------------------------------------------------
  16          46,576        16,898             16,898              250,000                 7,985          7,985           250,000
----------------------------------------------------------------------------------------------------------------------------------
  17          50,873        17,918             17,918              250,000                 8,099          8,099           250,000
----------------------------------------------------------------------------------------------------------------------------------
  18          55,386        18,876             18,876              250,000                 8,083          8,083           250,000
----------------------------------------------------------------------------------------------------------------------------------
  19          60,124        19,771             19,771              250,000                 7,919          7,919           250,000
----------------------------------------------------------------------------------------------------------------------------------
  20          65,099        20,599             20,599              250,000                 7,589          7,589           250,000
----------------------------------------------------------------------------------------------------------------------------------
  25          93,963        23,532             23,532              250,000                 3,011          3,011           250,000
----------------------------------------------------------------------------------------------------------------------------------
  30         130,801        23,511             23,511              250,000                -                 -                -
----------------------------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
** These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

     These values reflect Current Front-End Sales Loads of 8% in year 1 and 4% thereafter, and Guaranteed Front-End Sales Loads of 8% in policy years 1 through 20 and 6% thereafter. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

     The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

     THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR OF LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.